SUMMARY OF CAPITAL AND OTHER COMMITMENT (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Property, plant, and equipment	¥ 57,772	¥ 57,147